1995
1995
1995         [LOGO]
1995
1995


          Smith Barney
          Aggressive
          Growth
          Fund Inc.
          -----------------------------------
          August 31, 1995


    [LOGO]  Smith Barney Mutual Funds
            Investing for your future
            Every day.

----------------------------------------
Smith Barney Aggressive Growth Fund Inc.
----------------------------------------

DEAR SHAREHOLDER:

We are pleased to provide you with the Smith Barney Aggressive Growth Fund annual report for the 12 months ended August 31, 1995. The Fund enjoyed very strong performance for the fiscal year, particularly during the second half where the aggregate total return without the deduction of the applicable sales charge for Class A shares of the Fund was 25.63%. For the same period the Standard & Poor's Daily Price Index of 500 Common Stocks ("S&P 500") experienced a gain of 16.79%, and the Value Line Composite Index (Geometric), which we believe represents a better measure of performance for the kinds of securities held in the Fund, experienced a gain of 13.20%. Both of these unmanaged indices track the movement of common stock prices. For the year ended August 31, 1995, the aggregate total return without the deduction of sales charges for Class A shares of the Fund was 31.95%. For the same period, the S&P 500 and Value Line Composite indices advanced 21.42% and 10.66%, respectively.


ECONOMIC OVERVIEW
Following a series of interest-rate increases instituted by the Federal Reserve Board in 1994, the U.S. economy underwent a slowdown early this year. This gave the Fed the justification to back away from its heretofore restrictive policy and move initially towards neutrality and then ease in the summer. Sensing a slowing in the growth rate of the economy, long-term interest rates peaked last winter and now stand nearly 150 basis points below their highs for the cycle. In our opinion, the two major positive factors contributing to the stock market's record high this year were a benign monetary background and strong corporate profits.


INVESTMENT STRATEGY
The Fund's strong performance in the past six months was the result of a sizeable weighting in technology and biotechnology stocks. The strong market reception accorded Intel's new-generation Pentium microprocessor not only had beneficial effects on that particular company (the Fund's second largest holding) but also on the industry in general. In addition to a 55% increase in Intel's stock price during the Fund's fiscal second half ended August 31, 1995, other notable holdings in the technology area and stock price gains included Cirrus Logic (+250%), Quantum Corporation (+74.5%), and Oracle Systems, (+36.2%). In June, Lotus Development Corporation accepted a $64 a share acquisition offer made by IBM. The Fund recognized significant profits selling our position in the software company following that announcement. In our April 4, 1995 shareholder letter, we outlined several additions made to our core holdings, one of which had been Lotus. Both Lotus and Chiron (the object of a January tender offer for 38.25% of our shares at $117 per share by Ciba Geigy) were similar in that they failed to be appreciated by Wall Street. However, their values became monetized at a substantial premium for shareholders by strategic buyers with presumably more informed judgments of their intrinsic values than the prevailing views of analysts.

Early in June, we made significant additions to our holdings in health-care securities, specifically biotechnology, pharmaceuticals and managed-care companies. We felt that their prospects and balance sheets remained quite strong yet underappreciated by investors. Additions were made to the following health-care stocks in the past six months: Forest Laboratories, Chiron Corporation, Genzyme, Value Health, United Healthcare, U.S. Healthcare, and Univax Biologics. We reestablished a significant position in Amgen, a former successful holding of the Fund, and took an initial position in Metra Bio-Systems.

Our strategic move to increase the Fund's relative weighting in health-care securities in June was an example of how we try to anticipate relative strength rather than react to it. While technology stocks have clearly provided stockmarket leadership this year and contributed to strong gains in the net asset value of the Fund, we believe that the risk/reward ratio is now more attractive for selected health-care stocks. Many growth-oriented portfolios currently have smaller weightings in heath-care companies than in technology stocks.

We will continue to provide you with a high level of professional management, and we thank you for your continued support.

Sincerely,



/s/ Heath B. McLendon                    /s/ Richard A. Freeman
---------------------                    ----------------------
Heath B. McLendon                        Richard A. Freeman
Chairman and                             Vice President and
Investment Officer                       Investment Officer

SEPTEMBER 15, 1995

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE--CLASS A SHARES
--------------------------------------------------------------------------------

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
8/31/95               $26.76     $33.53      $0.00        $1.37        31.95%
--------------------------------------------------------------------------------
8/31/94                23.59      26.76       0.00         0.00        13.44
--------------------------------------------------------------------------------
8/31/93                18.94      23.59       0.00         0.00        24.55
--------------------------------------------------------------------------------
8/31/92                20.12      18.94       0.00         0.76        (2.42)
--------------------------------------------------------------------------------
8/31/91                16.16      20.12       0.00         0.94        31.97
--------------------------------------------------------------------------------
8/31/90                19.25      16.16       0.02         2.03        (6.38)
--------------------------------------------------------------------------------
8/31/89                13.68      19.25       0.00         0.43        44.97
--------------------------------------------------------------------------------
8/31/88                21.63      13.68       0.00         2.47       (24.40)
--------------------------------------------------------------------------------
8/31/87                16.43      21.63       0.00         0.84        39.36
--------------------------------------------------------------------------------
8/31/86                11.45      16.43       0.00         0.00        43.49
--------------------------------------------------------------------------------
Total                                        $0.02        $8.84
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE--CLASS B SHARES
--------------------------------------------------------------------------------

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
8/31/95               $26.42     $32.82      $0.00        $1.37        30.93%
--------------------------------------------------------------------------------
8/31/94                23.46      26.42       0.00         0.00        12.62
--------------------------------------------------------------------------------
Inception*-  8/31/93   20.52      23.46       0.00         0.00        14.33

--------------------------------------------------------------------------------
Total                                        $0.00        $1.37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE--CLASS C SHARES
--------------------------------------------------------------------------------

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
8/31/95               $26.42     $32.84      $0.00        $1.37        31.01%
--------------------------------------------------------------------------------
8/31/94                23.47      26.42       0.00         0.00        12.57
--------------------------------------------------------------------------------
Inception*-  8/31/93   21.14      23.47       0.00         0.00        11.02
--------------------------------------------------------------------------------
Total                                        $0.00        $1.37
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE--CLASS Z SHARES
--------------------------------------------------------------------------------

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
--------------------------------------------------------------------------------
8/31/95               $26.94     $33.88      $0.00        $1.37        32.38%
--------------------------------------------------------------------------------
8/31/94                23.67      26.94       0.00         0.00        13.81
--------------------------------------------------------------------------------
Inception*-  8/31/93   20.52      23.67       0.00         0.00        15.35
--------------------------------------------------------------------------------
Total                                        $0.00        $1.37
--------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                               Without Sales Charge(1)
                                      ----------------------------------------
                                    Class A    Class B      Class C      Class Z
--------------------------------------------------------------------------------
Year Ended 8/31/95                  31.95%     30.93%       31.01%       32.38%
--------------------------------------------------------------------------------
Five Years Ended 8/31/95            19.14        N/A          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/95             17.29        N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 8/31/95          14.56      20.38        23.90        21.68
--------------------------------------------------------------------------------

                                                With Sales Charge(2)
                                      ----------------------------------------
                                    Class A    Class B      Class C      Class Z

--------------------------------------------------------------------------------
Year Ended 8/31/95                  25.35%     25.93%       30.01%       32.38%
--------------------------------------------------------------------------------
Five Years Ended 8/31/95            17.93        N/A          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/95             16.69        N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 8/31/95          14.06      19.61        23.90        21.68
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------

                                                       Without Sales Charge (1)
                                                       ------------------------
Class A (8/31/85 through 8/31/95)                             392.67%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/95)                           68.58
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/95)                           63.74
--------------------------------------------------------------------------------
Class Z (Inception* through 8/31/95)                           73.79
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 1.00% per year thereafter until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

  * Inception dates for Class A, B, C and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, and November 6,1992, respectively.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE
--------------------------------------------------------------------------------


                 GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
                THE SMITH BARNEY AGGRESSIVE GROWTH FUND INC. VS.
                        THE VALUE LINE COMPOSITE INDEX +
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                            AUGUST 1985 - AUGUST 1995

              Smith Barney Aggressive        Value Line
                 Growth Fund Inc.         Composite Index
     8/85            9,502.1                 10,000.00
     8/86           13,634.9                 11,824.05
     8/87           19,002.2                 14,312.02
     8/88           14,366.5                 11,438.42
     8/89           20,827.5                 13,909.47
     8/90           19,499.7                 10,454.05
     8/91           25,733.6                 12,282.86
     8/92           25,110.7                 12,306.89
     8/93           31,275.7                 14,391.94
     8/94           35,478.5                 14,731.77
     8/95           46,814.1                 16,302.81


  + Hypothetical illustration of $10,000 invested in Class A shares on August
    31, 1985, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1995. The Value Line Composite Index ("Index"), composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS (UNAUDITED                                  AUGUST 31, 1995
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN

Biotechnology                           21.7%
Managed Health Care Providers           11.2%
Broadcasting/Cable                      10.9%
Diversified Technology                  10.6%
Semiconductor                           10.3%
Pharmaceuticals                          7.9%
Wireless Communications                  7.2%
Computer Hardware                        4.5%
Computer Software                        3.2%
Investment Banking Services              3.0%
Other Common Stocks                      6.6%
Foreign Preferred Stock                  0.6%
Convertible Preferred Stock              2.3%


TOP TEN HOLDINGS

                                                                 PERCENTAGE OF
COMPANY                                                        TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Chiron Corp.                                                         6.7%
Intel Corp.                                                          6.1
Forest Laboratories Inc. Class A Shares                              5.3
Genzyme Corp.-General Division                                       5.2
Tyco International Ltd.                                              5.1
Amgen Inc.                                                           5.0
Infinity Broadcasting Corp. Class A Shares                           4.6
Value Health Inc.                                                    4.3
United HealthCare Inc.                                               4.0
California Microwave Inc.                                            3.8

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                          AUGUST 31, 1995
--------------------------------------------------------------------------------

SHARES                                SECURITY                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
BIOTECHNOLOGY -- 21.7%
     90,000  Alkermes Inc.+                                            $ 618,750
    500,000  Amgen Inc.+                                              23,937,500
    359,107  Chiron Corp.+                                            32,229,853
    250,000  Cor Therapeutics Inc.+                                    2,906,250
    320,000  Genentech Inc.+                                          15,080,000
    450,000  Genzyme Corp.-General Division+                          25,143,750
     27,000  Genzyme Corp.-Tissue Repair+                                388,125
    528,000  Univax Biologics Inc.+                                    4,191,000
--------------------------------------------------------------------------------
                                                                     104,495,228
--------------------------------------------------------------------------------
BROADCASTING/CABLE -- 10.9%
    125,000  Cablevision Systems Development Corp. Class A Shares+     8,187,500
    100,000  Comcast Corp. Class A Shares                              2,125,000
    543,750  Comcast Corp. Class A Special Shares                     11,622,656
    620,662  Infinity Broadcasting Corp. Class A Shares+              22,266,249
     75,000  Liberty Media Class A Shares+                             1,992,188
     25,000  LIN Television Corp.+                                       912,500
    300,000  Tele-Communications Inc. Class A Shares                   5,550,000
--------------------------------------------------------------------------------
                                                                      52,656,093
--------------------------------------------------------------------------------
COMPUTER HARDWARE -- 4.5%
     50,000  Hewlett-Packard Company                                   4,000,000
    176,000  NetFRAME Systems Inc.+                                    1,144,000
    685,000  Quantum Corp.+                                           16,440,000
--------------------------------------------------------------------------------
                                                                      21,584,000
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.2%
    500,000  ComputerVision Corp.+                                     5,812,500
     42,550  Microsoft Corp.+                                          3,935,875
    141,575  Oracle Systems Corp.+                                     5,680,697
--------------------------------------------------------------------------------
                                                                      15,429,072
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                              AUGUST 31, 1995
--------------------------------------------------------------------------------

SHARES                                SECURITY                          VALUE
--------------------------------------------------------------------------------

DIVERSIFIED TECHNOLOGY -- 10.6%
    460,000  C - COR Electronics Inc.+                               $14,720,000
    250,000  Drexler Technology Corporation+                           2,531,250
    425,000  Excel Technology Inc.+                                    2,430,490
    135,000  Indigo N.V.+                                              4,151,250
     50,000  Philips Electronics N.V.                                  2,250,000
    415,000  Tyco International Ltd.                                  24,536,875
     41,000  VISX Inc.+                                                  763,625
--------------------------------------------------------------------------------
                                                                      51,383,490
--------------------------------------------------------------------------------
DRUG DELIVERY/TESTING -- 2.0%
    499,500  Advanced Polymer Systems Inc.+                            3,340,407
    170,000  Cygnus Therapeutic Systems+                               3,102,500
    115,000  Cytotherapeutics Inc.+                                    1,092,500
    100,000  Metra Biosystems Inc.+                                    2,000,000
--------------------------------------------------------------------------------
                                                                       9,535,407
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.7%
     56,250  Walt Disney Co.                                           3,157,031
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 2.4%
     95,000  Image Industries Inc.+                                    1,163,750
    400,000  Wellman Inc.                                             10,200,000
--------------------------------------------------------------------------------
                                                                      11,363,750
--------------------------------------------------------------------------------
INVESTMENT BANKING SERVICES -- 3.0%
    362,400  Lehman Brothers Holdings Inc.                             8,607,000
     97,200  Merrill Lynch & Company Inc.                              5,601,150
--------------------------------------------------------------------------------
                                                                      14,208,150
--------------------------------------------------------------------------------
MACHINERY -- 1.5%
    473,000  Bridgeport Machines Inc.+                                 7,331,500
--------------------------------------------------------------------------------
MANAGED HEALTH CARE PROVIDERS -- 11.2%
    450,000  United Healthcare Corp.                                  19,012,500
    450,000  U.S. HealthCare Inc.                                     14,400,000
    600,000  Value Health Inc.+                                       20,775,000
--------------------------------------------------------------------------------
                                                                      54,187,500
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                              AUGUST 31, 1995
--------------------------------------------------------------------------------

SHARES                                SECURITY                          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.9%
    570,000  Forest Laboratories Inc. Class A Shares+               $ 25,507,500
    550,000  Gensia Pharmaceuticals Inc.+                              3,093,750
    400,000  IDEC Pharmaceuticals Corp.+                               2,750,000
     30,525  Merck & Company Inc.                                      1,522,434
     60,400  Pfizer Inc.                                               2,982,250
    100,000  Vertex Pharmaceuticals Inc.+                              2,075,000
--------------------------------------------------------------------------------
                                                                      37,930,934
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 10.3%
     30,000  Applied Materials Inc.+                                   3,120,000
    260,000  Cirrus Logic Inc.+                                       14,170,000
    305,000  GenRad Inc.+                                              2,516,250
    481,500  Intel Corp.                                              29,552,063
--------------------------------------------------------------------------------
                                                                      49,358,313
--------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 7.2%
    350,000  Arch Communications Group Inc.+                           9,559,375
    700,000  California Microwave Inc.+                               18,375,000
     40,000  Nera AS ADR+                                              1,310,000
    400,000  Telular Corp.+                                            5,631,280
--------------------------------------------------------------------------------
                                                                      34,875,655
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost-- $271,984,142)                                   467,496,123
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.6%
     42,192  Nokia Corp. AB
             (Cost-- $1,242,554)                                       2,920,659
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 2.3%
    200,000  Cellular Communications Inc.+
             (Cost-- $2,721,625)                                      10,900,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost-- $275,948,321*)                                 $481,316,782
--------------------------------------------------------------------------------
+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES)                             AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost-- $275,948,321)                      $481,316,782
   Cash                                                                9,008,918
   Receivable for Fund shares sold                                     2,915,139
   Dividends receivable                                                   77,963
   Other receivables                                                      34,383
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      493,353,185
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                    1,898,375
   Payable for Fund shares purchased                                   1,161,480
   Distribution fees payable                                             281,144
   Investment advisory fees payable                                      229,531
   Administration fees payable                                            76,511
   Accrued expenses                                                      332,749
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   3,979,790
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $489,373,395
--------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                      $    146,951
   Capital paid in excess of par value                               250,855,807
   Accumulated net realized gain on investments                       33,002,176
   Net unrealized appreciation of investments                        205,368,461
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $489,373,395
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A                                                             8,720,753
   -----------------------------------------------------------------------------
   Class B                                                             2,968,880
   -----------------------------------------------------------------------------
   Class C                                                             2,202,394
   -----------------------------------------------------------------------------
   Class Z                                                               803,045
   -----------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                         $33.53
   -----------------------------------------------------------------------------
   Class B*                                                               $32.82
   -----------------------------------------------------------------------------
   Class C**                                                              $32.84
   -----------------------------------------------------------------------------
   Class Z (and redemption price)                                         $33.88
   -----------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 5.26% of net asset value)                        $35.29
--------------------------------------------------------------------------------
  * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
 ** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                         $  786,912
   Interest (Net of interest expense of $9,013)                         165,177
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                              952,089
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                  1,829,883
   Distribution fees (Note 2)                                         1,291,961
   Administration fees (Note 2)                                         609,961
   Shareholder and system servicing fees                                380,000
   Audit and legal                                                       80,000
   Shareholder communications                                            80,000
   Registration fees                                                     70,000
   Custody                                                               48,500
   Directors' fees                                                       46,266
   Other                                                                263,952
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                     4,700,523
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (3,748,434)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            133,592,422
     Cost of securities sold                                         96,842,801
--------------------------------------------------------------------------------
   NET REALIZED GAIN                                                 36,749,621
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                              114,275,887
     End of year                                                    205,368,461
--------------------------------------------------------------------------------
   INCREASE IN NET UNREALIZED APPRECIATION                           91,092,574
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                             127,842,195
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                             $124,093,761
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS          FOR THE YEARS ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

                                                       1995             1994
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss                             $ (3,748,434)   $ (3,162,240)
   Net realized gain                                 36,749,621      14,492,212
   Increase in net unrealized appreciation           91,092,574      26,593,555
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS           124,093,761      37,923,527
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --              --
   Net realized gains                               (13,522,898)             --
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS                                (13,522,898)             --
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                 289,503,687     171,065,100
   Net asset value of shares issued in
     connection with the transfer of net
     assets of the Smith Barney Funds, Inc.-
     Capital Appreciation Portfolio ("Capital
     Appreciation Portfolio") in 1995
     and the Smith Barney Shearson 1990's Fund
     ("Shearson 1990's Fund") in 1994 (Note 6)      103,455,275      27,086,966
   Net asset value of shares issued for
     reinvestment of dividends                       13,207,895              --
   Cost of shares reacquired                       (282,856,918)   (202,815,970)
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS                        123,309,939      (4,663,904)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                              233,880,802      33,259,623

NET ASSETS:
   Beginning of year                                255,492,593     222,232,970
--------------------------------------------------------------------------------
   END OF YEAR*                                    $489,373,395    $255,492,593
--------------------------------------------------------------------------------
*Includes accumulated net loss of:                          --      $(3,162,240)
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to the Fund and each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date;
(i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes and (j) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of August 31, 1995, the cumulative effect of such differences, totaling $3,162,240, were reclassified to paid-in capital from accumulated net investment loss. Net investment income, net realized gains, and net assets were not affected by this change. In addition, $3,748,434 of net investment losses were reclassified to net realized gains.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of May 19, 1995 this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended August 31, 1995, SB received brokerage commissions of $23,768 and received sales charges of approximately $476,500 on sales of the Fund's Class A shares.

      There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the year ended August 31, 1995, CDSCs of approximately $154,700 were paid to SB.

     Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class.

     All officers and one director of the Fund are employees of SB.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     3. INVESTMENTS
     During the year ended August 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $239,781,694 and $133,592,422 respectively.

     At August 31, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:


--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $210,013,911
Gross unrealized depreciation                                        (4,645,450)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $205,368,461
--------------------------------------------------------------------------------

     4. REPURCHASE AGREEMENTS
     The Fund purchases (and its custodian takes possession of) U.S. Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


     5. CAPITAL SHARES
     At August 31, 1995, the Fund had authorized 100 million shares of $0.01 par value capital stock. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective November 7, 1994, the Fund adopted a new class structure, renaming the former Class C and D shares as Class Z and C shares, respectively. At August 31, 1995, total paid-in capital amounted to the following for each class:

                            CLASS A         CLASS B       CLASS C      CLASS Z
--------------------------------------------------------------------------------
Total Paid-in Capital    $114,390,595    $76,336,725    $49,967,086  $10,308,352
--------------------------------------------------------------------------------

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                    YEAR ENDED                 YEAR ENDED
                                  AUGUST 31, 1995           AUGUST 31, 1994
                                -------------------       -------------------
                                SHARES      AMOUNT        SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS A
Shares sold                   6,749,531  $177,610,487  3,336,796  $  75,925,637
Transfer of net assets of the
  Shearson 1990's Fund and
  Capital Appreciation
  Portfolio (Note 6)          1,632,417    45,764,593    997,919     26,604,524
Shares issued on reinvestment   344,884     9,021,552         --             --
Shares redeemed              (6,767,114) (187,492,639)(3,951,101)  (101,215,041)
--------------------------------------------------------------------------------
Net Increase                  1,959,718  $ 44,903,993    383,614  $   1,315,120
--------------------------------------------------------------------------------
CLASS B
Shares sold                   3,850,953  $108,799,180  3,421,611  $  87,244,483
Transfer of net assets of the
  Shearson 1990's Fund and
  Capital Appreciation Portfolio
  (Note 6)                       13,667       375,927     18,212        482,442
Shares issued on reinvestment   112,757     2,902,494         --             --
Shares redeemed              (2,891,099)  (80,272,640)(2,330,261)   (59,327,287)
--------------------------------------------------------------------------------
Net Increase                  1,086,278  $ 31,804,961  1,109,562  $  28,399,638
--------------------------------------------------------------------------------
CLASS C+
Shares sold                     466,565$     2,850,429    13,833      $ 358,452
Transfer of net assets of the
  Shearson 1990's Fund and
  Capital Appreciation
  Portfolio (Note 6)          2,083,900    57,314,755         --             --
Shares issued on reinvestment     4,191       110,650         --             --
Shares redeemed                (366,163)  (10,665,119)      (974)       (23,347)
--------------------------------------------------------------------------------
Net Increase                  2,188,493  $ 49,610,715     12,859   $    335,105
--------------------------------------------------------------------------------
CLASS Z++
Shares sold                       8,570  $    243,591    281,446   $  7,536,528
Shares issued on reinvestment    44,496     1,173,199         --             --
Shares redeemed                (158,380)   (4,426,520)(1,637,144)   (42,250,295)
--------------------------------------------------------------------------------
Net Decrease                   (105,314) $ (3,009,730)(1,355,698   $(34,713,767)
--------------------------------------------------------------------------------
 + On November 7, 1994, the former Class D shares were renamed Class C shares. ++ On November 7, 1994, the former Class C shares were renamed Class Z shares.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     6. TRANSFER OF NET ASSETS
     On October 15, 1993, the Fund acquired the assets and certain liabilities of the Smith Barney Shearson 1990's Fund ("Shearson 1990's Fund"), pursuant to a plan of reorganization approved by Shearson 1990's shareholders on October 12, 1993. On June 2, 1995, the Fund acquired the assets and certain liabilities of the Smith Barney Funds, Inc.-Capital Appreciation Portfolio ("Capital Appreciation Portfolio"), pursuant to a plan of reorganization approved by the Capital Appreciation Portfolio shareholders on May 11, 1995. The following table summarizes the transactions:

                                           TOTAL NET                  COMBINED
                               SHARES      ASSETS OF    TOTAL NET     TOTAL NET
                              ISSUED BY    ACQUIRED     ASSETS OF     ASSETS OF
ACQUIRED FUND/PORTFOLIO       THE FUND  FUND/PORTFOLIO  THE FUND     POST MERGER
--------------------------------------------------------------------------------
Shearson 1990's Fund          1,016,131 $ 27,086,966  $247,422,920  $274,589,886
--------------------------------------------------------------------------------
Capital Appreciation Portfolio3,729,984  103,455,275   292,300,788   395,756,063
--------------------------------------------------------------------------------

The total net assets of the Shearson 1990's Fund and Capital Appreciation Portfolio before acquisition included unrealized appreciation of $9,088,361 and $19,791,875, respectively.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS A SHARES                   1995      1994     1993(1)   1992(1)   1991(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                       $26.76    $23.59    $18.94    $20.12    $16.16
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss            (0.34)    (0.32)    (0.21)    (0.07)    (0.05)
  Net realized and unrealized
    gain (loss) on investments    8.48      3.49      4.86     (0.35)     4.95
--------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                      8.14      3.17      4.65     (0.42)     4.90
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income             --        --        --        --        --
  Net realized gains             (1.37)       --         --    (0.76)    (0.94)
--------------------------------------------------------------------------------
Total Distributions              (1.37)       --        --     (0.76)    (0.94)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $33.53    $26.76    $23.59    $18.94    $20.12
--------------------------------------------------------------------------------
TOTAL RETURN                     31.95%    13.44%    24.55%    (2.42)%   31.97%
--------------------------------------------------------------------------------
NET ASSETS, END OF
  YEAR (000S)                 $292,402  $180,917  $150,471  $181,459  $144,587
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                        1.37%     1.42%*    1.34%     1.05%     1.17%
  Net investment loss            (1.05)    (1.23)    (1.01)    (0.31)    (0.24)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE             44%       11%       13%       3%        23%
--------------------------------------------------------------------------------
 (1)Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS B SHARES                                       1995      1994   1993(1)(2)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $26.42    $23.46   $20.52
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment loss                                (0.33)    (0.29)   (0.30)
  Net realized and unrealized  gain on investments    8.10      3.25     3.24
--------------------------------------------------------------------------------
Total Income From Operations                          7.77      2.96     2.94
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --        --       --
  Net realized gains                                 (1.37)       --       --
--------------------------------------------------------------------------------
Total Distributions                                  (1.37)       --       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $32.82    $26.42  $ 23.46
--------------------------------------------------------------------------------
TOTAL RETURN                                         30.93%    12.62%   14.33%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                     $97,438   $49,741  $18,139
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                            2.12%     2.22%*   2.18%+
  Net investment loss                                (1.80)    (2.04)   (1.86)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 44%       11%      13%
--------------------------------------------------------------------------------
(1) For the period from November 6, 1992 (inception date) to August 31, 1995.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS C SHARES(1)                                   1995       1994   1993(2)(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $26.42    $23.47   $21.14
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment loss                                (0.40)    (0.17)   (0.13)
  Net realized and unrealized  gain on investments    8.19      3.12     2.46
--------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                          7.79      2.95     2.33
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --        --       --
  Net realized gains                                 (1.37)       --       --
--------------------------------------------------------------------------------
Total Distributions                                  (1.37)       --       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $32.84    $26.42   $23.47
--------------------------------------------------------------------------------
TOTAL RETURN                                         31.01%    12.57%   11.02%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                     $72,324      $367      $24
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                            2.12%     2.08%*   2.11%+
  Net investment loss                                (1.80)    (1.90)   (1.76)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 44%       11%      13%
--------------------------------------------------------------------------------
 (1)On November 7, 1994, the former Class D shares were renamed Class C shares.
 (2)For the period from May 13, 1993 (inception date) to August 31, 1993.
 (3)Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS Z SHARES(1)                                    1995      1994  1993(2)(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $26.94    $23.67   $20.52
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment loss                                (0.34)    (0.31)   (0.12)
  Net realized and unrealized  gain on investments    8.65      3.58     3.27
--------------------------------------------------------------------------------
Total Income From Operations                          8.31      3.27     3.15
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                 --        --       --
  Net realized gains                                 (1.37)       --       --
--------------------------------------------------------------------------------
Total Distributions                                  (1.37)       --       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $33.88    $26.94   $23.67
--------------------------------------------------------------------------------
TOTAL RETURN                                         32.38%    13.81%   15.35%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                     $27,209   $24,467  $53,599
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                            1.12%     1.01%*   0.99%+
  Net investment loss                                (0.80)    (0.83)   (0.67)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 44%       11%      13%
--------------------------------------------------------------------------------
 (1)On November 7, 1994, the former Class C shares were renamed Class Z shares.
 (2) For the period from November 6, 1992 (inception date) to July 31, 1993.
 (3)Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218. Smith Barney Aggressive Growth Fund Inc.

SMITH BARNEY
AGGRESSIVE GROWTH FUND INC.
--------------------------------------------------------------------------------
INDEPENTDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Aggressive Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated October 7, 1994, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


New York, New York
October 27, 1995

SMITH BARNEY
AGGRESSIVE GROWTH
FUND INC.

DIRECTORS
Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank Hubbard
Allan R. Johnson
Heath B. McLendon
Jerry Miller
Ken Miller
John F. White

OFFICERS
Heath B. McLendon
Chairman and
Investment Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Richard A. Freeman
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------
A Member of TravelersGroup{LOGO]

INVESTMENT ADVISER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of the Smith Barney Aggressive Growth Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
388 Greenwich Street
New York, New York 10013



FD0433 10/95